Annual Fund Operating Expenses - NEW ALTERNATIVES FUND	Apr. 30, 2026
NEW ALTERNATIVES FUND Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Net Expenses (as a percentage of Assets)	1.35%
NEW ALTERNATIVES FUND CLASS A SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Net Expenses (as a percentage of Assets)	1.10%